Cash and Restricted Cash (Tables)	12 Months Ended
Apr. 30, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Restricted Cash

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Cash at bank	4,385	7,214
	4,385	7,214